ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses [Line Items]
Accrued compensation and benefits	$ 2,438	$ 2,134	$ 1,108
Accrued research and development	129	152	163
Accrued other	159	146	167
Total accrued expenses	$ 2,726	$ 2,432	$ 1,438